Capital Group Private Client Services FundsSM Statement of Additional Information Supplement August 27, 2014 (for statement of additional information dated January 1, 2014, as supplemented to date)

1. The “Certain investment limitations and guidelines” section of the statement of additional information is amended in its entirety to read as follows:

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Capital Group Core Municipal Fund

•	Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax.
•	The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.
•	The fund may invest up to 20% of its assets in municipal bonds in the rating categories of BBB or Baa by NRSROs or that are unrated but determined by the fund’s adviser to be of equivalent quality.
•	Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Capital Group Short-Term Municipal Fund

•	Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax.
•	The fund invests primarily in municipal bonds with quality ratings of AA- or Aa3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.
•	The fund may invest up to 20% of its assets in municipal bonds in the rating categories of A- or A3 by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality.
•	Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be no greater than three years.

MFGEBS-100-0814O CGD/10149-S45111

Capital Group California Core Municipal Fund

•	Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax.
•	The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.
•	The fund may invest up to 20% of its assets in municipal bonds in the rating categories of BBB or Baa by NRSROs or unrated but determined by the fund’s adviser to be of equivalent quality.
•	Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Capital Group California Short-Term Municipal Fund

•	Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax.
•	The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.
•	The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs.
•	Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be no greater than three years.

Capital Group Core Bond Fund

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).
•	The fund primarily invests in debt securities with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser, including money market instruments or cash equivalents.
•	The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating categories by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser.
•	Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.
•	The fund may invest only in securities outside the U.S. that are U.S. dollar-denominated and are in the four highest rating categories. Accordingly, the risks described below are substantially lessened.

Municipal Bond Funds and Core Bond Fund

•	In determining the quality rating of a particular bond, the fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If agency ratings of a bond differ, the bond will be considered to have received the highest of those ratings.

Municipal Bond Funds

•	The funds may invest more than 25% of their assets in industrial development bonds.

Capital Group Global Equity Fund

•	Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities.
•	The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets — unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

Capital Group Non-U.S. Equity Fund

•	Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers based outside the United States.

Capital Group U.S. Equity Fund

•	Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States.
•	Investments may include U.S. registered securities of issuers outside of the United States such as American Depository Receipts.

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The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

2. The paragraph titled “Concentration of investments” in the “Description of certain securities and investment techniques” section of the statement of additional information is amended in its entirety to read as follows:

Concentration of investments — Certain economic, business or political developments might adversely affect all municipal bonds of a similar category or type, or adversely affect all municipal bonds issued by issuers within a particular geographical area or jurisdiction.

3. The paragraph titled “Investing in smaller capitalization stocks” in the “Description of certain securities and investment techniques” section of the statement of additional information is amended in its entirety to read as follows:

Investing in smaller capitalization stocks — The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of $4 billion and below at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

4. The sixth and eighth paragraphs in the “Price of shares” section of the statement of additional information are amended in their entirety to read as follows:

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Keep this supplement with your statement of additional information.